Segmented Information - Company's Metal Revenues from Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Products And Services [Abstract]
Gold	$ 103,838	$ 104,510
Silver by-product	689	652
Metal revenues	$ 104,527	$ 105,162